Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Schedule of Basic and Diluted Loss Per Ordinary Share

The Company’s net income (loss) is adjusted for the portion of income that is attributable to ordinary shares subject to possible redemption, as these shares only participate in the earnings of the Trust Account and not the income or losses of the Company. Accordingly, basic and diluted loss per ordinary share is calculated as follows:

	Three Months Ended March 31,
	2021	2020
Ordinary Shares subject to possible redemption
Numerator: Earnings allocable to ordinary shares subject to possible redemption
Interest earned on marketable securities held in Trust Account	$319	$400,472
Unrealized gain on marketable securities held in Trust Account	—	56,368
Net Income allocable to ordinary shares subject to possible redemption	$319	$456,840
Denominator: Weighted Average ordinary shares subject to possible redemption
Basic and diluted weighted average shares outstanding	1,143,358	10,344,550
Basic and diluted net income per redeemable ordinary share	$0.00	$0.04

Non-Redeemable Ordinary Shares
Numerator: Net Loss minus Net Earnings
Net Income (loss)	$(1,472,407)	$333,179
Net Income allocable to ordinary shares stock subject to possible redemption	(319)	(456,840)
Non-Redeemable Net Loss	$(1,472,726)	$(123,661)
Denominator: Weighted Average Non-Redeemable ordinary shares
Basic and diluted weighted average shares outstanding	3,273,835	3,550,450
Basic and diluted net loss per Non-Redeemable ordinary share	$(0.45)	$(0.03)

The Company’s net (loss) income is adjusted for the portion of income that is attributable to Ordinary Shares subject to possible redemption, as these shares only participate in the earnings of the Trust Account and not the income or losses of the Company. Accordingly, basic and diluted loss per ordinary share is calculated as follows:

	Year Ended December 31,
	2020	2019
Net (loss) income	$(583,689)	$1,762,447
Less: Income attributable to Ordinary Shares subject to possible redemption	(39,544)	(2,058,429)
Adjusted net loss	$(623,233)	$(295,982)

Weighted average shares outstanding, basic and diluted	3,592,787	3,446,449

Basic and diluted net loss per ordinary share	$(0.17)	$(0.09)